Stock-Based Compensation (Restricted Stock Unit Awards) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense				$ 16,528	$ 5,553
Restricted Units
Number of shares
Total unvested, beginning balance			702,669	322,659	0
Granted				535,175	328,907
Vested				(121,138)	(1,647)
Forfeited				(34,027)	(4,601)
Total unvested, ending balance				702,669	322,659
Weighted average grant date fair value
Total unvested, beginning balance			$ 21.70	$ 28.38	$ 0.00
Granted				19.25	28.79
Vested				27.98	30.33
Forfeited				24.13	32.59
Total unvested, ending balance				$ 21.70	$ 28.38
Total unrecognized compensation expense				$ 10,000
Restricted Units | Scenario, Forecast
Number of shares
Vested	(181,811)	(266,452)	(254,406)
Restricted Units | General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense				$ 5,700	$ 2,600
Restricted Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				1 year
Restricted Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				3 years
LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate maximum number of shares of common stock under LTIP				17,500,000